Finance and operating leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of future minimum lease payments for leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2023, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2024	$25,697	$2,307	$683
2025	14,307	1,727	—
2026	9,721	1,579	—
2027	6,094	1,381	—
2028 and thereafter	2,081	9,358	—
Total minimum lease payments	$57,900	$16,352	$683
Less: amount representing interest	(5,049)	(3,303)
Carrying amount of minimum lease payments	$52,851	$13,049
Less: current portion	(23,691)	(1,742)
Long term	$29,160	$11,307

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2023, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2024	$25,697	$2,307	$683
2025	14,307	1,727	—
2026	9,721	1,579	—
2027	6,094	1,381	—
2028 and thereafter	2,081	9,358	—
Total minimum lease payments	$57,900	$16,352	$683
Less: amount representing interest	(5,049)	(3,303)
Carrying amount of minimum lease payments	$52,851	$13,049
Less: current portion	(23,691)	(1,742)
Long term	$29,160	$11,307

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2023, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2024	$25,697	$2,307	$683
2025	14,307	1,727	—
2026	9,721	1,579	—
2027	6,094	1,381	—
2028 and thereafter	2,081	9,358	—
Total minimum lease payments	$57,900	$16,352	$683
Less: amount representing interest	(5,049)	(3,303)
Carrying amount of minimum lease payments	$52,851	$13,049
Less: current portion	(23,691)	(1,742)
Long term	$29,160	$11,307

Schedule of lease expenses and income

Year ended December 31,	2023	2022
Short-term lease expense	$15,305	$23,003
Operating lease expense	3,007	4,588
Operating lease income	(6,182)	(6,831)

Schedule of supplemental information

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years):
Finance leases	2.6	1.9
Operating leases	10.3	10.2
Weighted-average discount rate:
Finance leases	5.19%	3.53%
Operating leases	4.59%	4.64%